Organisation and principal activities (Details)		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
Euro Tech (Far East) Limited
Percentage of equity ownership		100.00%		100.00%
Euro Tech (China) Limited
Percentage of equity ownership		100.00%		100.00%
Euro Tech Trading (Shanghai) Limited
Percentage of equity ownership		100.00%		100.00%
Shanghai Euro Tech Limited
Percentage of equity ownership		100.00%		100.00%
Shanghai Euro Tech Environmental Engineering Company Limited
Percentage of equity ownership		100.00%		100.00%
Chongqing Euro Tech Rizhi Technology Co., Ltd
Percentage of equity ownership		100.00%		100.00%
Rizhi Euro Tech Instrument (Shaanxi) Co., Ltd
Percentage of equity ownership		100.00%		100.00%
Guangzhou Euro Tech Environmental Equipment Co., Ltd
Percentage of equity ownership		100.00%	[1]	100.00%
Yixing Pact Environmental Technology Co., Ltd
Percentage of equity ownership		58.00%		58.00%
Pact Asia Pacific Limited
Percentage of equity ownership		58.00%		58.00%
Zhejiang Tianlan Environmental Protection Technology Co. Ltd.
Percentage of equity ownership	[2]	19.40%		19.40%
Zhejaing Jia Huan Electronic Co. Ltd
Percentage of equity ownership			[3]	20.00%
Zhejiang Tianlan Environmental Engineering and Design Company Limited | ZHEJIANG TIANLAN
Percentage of equity ownership			[4]	100.00%
Hangzhou Tianlan Environmental Protection Equipments Company Limited | ZHEJIANG TIANLAN
Percentage of equity ownership		51.00%		51.00%
Shihezi Tianlan Environmental Protection Technology Company Limited | ZHEJIANG TIANLAN
Percentage of equity ownership			[5]	100.00%
Hangzhou Tianlian Environmental Testing Technology Company Limited | ZHEJIANG TIANLAN
Percentage of equity ownership			[4]	80.00%
Hangzhou Tianlan Pure Environmental Protection Technology Company Limited | ZHEJIANG TIANLAN
Percentage of equity ownership		51.00%
Hangzhou Tiancan Environmental Technology Company Limited | ZHEJIANG TIANLAN
Percentage of equity ownership		100.00%

[1]	This company was closed on March 18, 2019.
[2]	The Group interest in Blue Sky has been counted for as an affiliate using the equity method as the Group has representation in both the Board and Executive Committee of Blue Sky, and the ability to participate in the decision-making process.
[3]	This affiliate was disposed on May 15, 2018.
[4]	These companies were disposed on January to February, 2018.
[5]	This company was de-registration on February, 2018.